Note 16 - Employee Benefits (Details Textual) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)
Defined Contribution Plan, Number of Plans Merged Together	2
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	75.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount		$ 0	$ 0